Summary of significant accounting policies - others (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Impairment of long-lived assets
Impairment loss of long-lived assets	¥ 101,136	¥ 0	¥ 0
Revenue recognition
Revenue recognized included in the receipts in advance from customers balance	80,500	70,100
Sales and marketing expenses
Advertising expenditure	¥ 1,027,820	1,301,521	1,085,314
Segment reporting
Number of reportable segments | segment	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%
Profit Appropriation to Statutory Surplus Fund	¥ 1,900	0	0
Appropriation of profits to other reserves funds	¥ 0	¥ 0	¥ 0